Financial Assets at Amortized Cost	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Financial Assets at Amortized Cost
10.	FINANCIAL ASSETS AT AMORTIZED COST

	December 31, 2019	December 31, 2020
	NT$	NT$
	(In Millions)	(In Millions)
Corporate bonds	$7,651.7	$10,977.3
Less: Allowance for impairment loss	(2.9)	(7.1)

	$7,648.8	$10,970.2

Current	$299.9	$6,598.0
Noncurrent	7,348.9	4,372.2

	$7,648.8	$10,970.2

Refer to Note 33 for information relating to credit risk management and expected credit loss for financial assets at amortized cost.